Interest expense and similar charges	12 Months Ended
Dec. 31, 2018
Interest expense and similar charges [Abstract]
Interest expense and similar charges

33.        Interest expense and similar charges

“Interest expense and similar charges” in the consolidated income statement includes the interest accruing in the year on all financial liabilities with an implicit or explicit return, including remuneration in kind, calculated by applying the effective interest method, regardless the fair value measurement; the rectifications of cost as a result of hedge accounting; and the interest cost attributable to pension funds.

The breakdown of the main items of interest expense and similar charges accrued in 2018, 2017 and 2016 is as follows:

Thousand of reais	2018	2017	2016

Credit institutions deposits	5,367,471	3,782,781	3,369,931
Debt securities issued	13,576,866	19,490,807	25,693,236
Marketable debt securities and subordinated liabilities:
Marketable debt securities (note 18)	4,606,949	7,901,199	12,212,922
Subordinated liabilities (note 19)	25,336	52,984	731,594
Debt Instruments Eligible to Compose Capital (note 20)	604,216	495,188	501,748
Pension Plans (note 22.b)	343,137	292,628	290,920
Other interest (1)	4,033,076	4,456,273	3,759,233
Total	28,557,051	36,471,860	46,559,584

(1) In December 31, 2016, includes R$2,057 million related to the reversal of legal obligations.